Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities consisted of the following as of March 31, 2026 and 2025:

	For the years ended March 31,
	2026	2025

Beginning balance	$58,627	$187,665
Prepayments from customers	83,526	20,018
Revenue recognized	(42,541)	(148,831)
Exchange rate difference	4,811	(225)
Ending balance	$104,423	$58,627